S000019858 [Member] Expense Example - Columbia Variable Portfolio - Emerging Markets Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Emerging Markets Fund Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 124
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,592
Columbia Variable Portfolio - Emerging Markets Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,445
Columbia Variable Portfolio - Emerging Markets Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	$ 1,726